Basis of Presentanion and General Information (Table) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer A
Concentration Risk [Line Items]
Major customer revenue percentage	0.00%	0.00%	36.00%
Customer B
Concentration Risk [Line Items]
Major customer revenue percentage	33.00%	49.00%	18.00%
Customer C
Concentration Risk [Line Items]
Major customer revenue percentage	0.00%	18.00%	0.00%
Customer D
Concentration Risk [Line Items]
Major customer revenue percentage	0.00%	12.00%	33.00%
Customer E
Concentration Risk [Line Items]
Major customer revenue percentage	0.00%	0.00%	13.00%
Customer F
Concentration Risk [Line Items]
Major customer revenue percentage	13.00%	0.00%	0.00%
Customer G
Concentration Risk [Line Items]
Major customer revenue percentage	18.00%	0.00%	0.00%
Customer H
Concentration Risk [Line Items]
Major customer revenue percentage	12.00%	0.00%	0.00%